Segments (Tables)	6 Months Ended
Jun. 30, 2020
Segment reporting [abstract]
Summary of Reconciliation Between IFRS and Underlying Income, Expenses and Net Result
Reconciliation between IFRS-IASB and IFRS-EU income, expenses and net result
6 month period
1 January to 30 June	2020					2019
	Income	Expenses	Taxation	Non-controlling interests	Net result [1]	Income	Expenses	Taxation	Non-controlling interests	Net result [1]
Net result IFRS-IASB attributable to equity holder of the parent	8,688	7,623	438	36	591	8,148	5,654	740	47	1,707

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	493		115		379	1,093		243		850
Result IFRS-EU3	9,182	7,623	553	36	969	9,241	5,654	983	47	2,556

1 Net result, after tax and non-controlling interests.
2 ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is reinstated as this is the measure at which management monitors the business.
3 Results are derived from figures in accordance with IFRS-IASB by excluding the impact of adjustment of the EU 'IAS 39 carve-out'.

Schedule of ING Group Total
ING Group Total
6 month period
1 January to 30 June	2020			2019
	INGBank N.V.	Other Banking [1]	Total	INGBank N.V.	Other Banking [1]	Total

Income
– Net interest income	6,931	–	6,931	6,950	3	6,953
– Net fee and commission income	1,507	–1	1,506	1,386	–0	1,386
– Total investment and other income	760	–16	745	896	6	902
Total income	9,198	–16	9,182	9,232	9	9,241

Expenditure
– Operating expenses	5,625	1	5,626	5,226	12	5,238
– Addition to loan loss provisions	1,997	–	1,998	416	–	416
Total expenses	7,623	1	7,623	5,643	12	5,654

Result before taxation	1,575	–17	1,558	3,590	–3	3,586
Taxation	519	34	553	954	29	983
Non-controlling interests	36		36	47	–	47
Net result IFRS-EU	1,021	–51	969	2,589	–32	2,556
Adjustment of the EU 'IAS 39 carve out'	–379		–379	–850		–850
Net result IFRS-IASB attributable to equity holder of the parent	642	–51	591	1,739	–32	1,707

1 Comprises for the most part the funding charges of ING Groep N.V. (Holding).

Summary of Segments Banking by Line of Business
c. Banking activities

Segments by line of business
6 month period	2020							2019
1 January to 30 June	Retail Netherlands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Netherlands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total

Income
– Net interest income	1,763	937	801	1,392	1,864	173	6,931	1,740	959	796	1,374	1,831	253	6,953
– Net fee and commission income	332	207	215	193	561	–2	1,506	329	188	123	212	538	–6	1,386
– Total investment and other income	175	71	59	134	354	–48	745	190	112	86	100	248	166	902
Total income	2,269	1,215	1,075	1,720	2,780	123	9,182	2,260	1,259	1,005	1,687	2,618	413	9,241

Expenditure
– Operating expenses	1,088	969	567	1,120	1,728	154	5,626	1,095	873	579	1,061	1,438	192	5,238
– Addition to loan loss provisions	139	282	14	304	1,256	3	1,998	33	58	–23	187	162	–	416
Total expenses	1,227	1,251	581	1,424	2,984	156	7,623	1,128	931	556	1,248	1,600	192	5,654

Result before taxation	1,043	–36	494	295	–204	–34	1,558	1,132	328	449	438	1,018	221	3,586
Taxation	262	9	188	85	23	–14	553	287	100	153	123	209	112	983
Non-controlling interests	–1	–	2	27	8	–0	36	–	–	1	38	8	–0	47
Net result IFRS-EU	781	–44	304	183	–235	–19	969	845	229	295	278	801	109	2,556
Adjustment of the EU 'IAS 39 carve out'					–379		–379					–850		–850
Net result IFRS-IASB	781	–44	304	183	–614	–19	591	845	229	295	278	–49	109	1,707

Summary of Geographical Segments Banking
Geographical split of the segments
6 month period	2020								2019
1 January to 30 June	Netherlands	Belgium	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World	Other	Total	Netherlands	Belgium	Germany	Other Challengers	Growth Markets [1]	Wholesale Banking Rest of World [1]	Other	Total
Income
– Net interest income	2,097	1,090	1,059	893	799	823	169	6,931	2,061	1,112	1,060	885	800	787	247	6,953
– Net fee and commission income	494	302	228	136	131	217	–3	1,506	487	270	142	142	156	197	–6	1,386
– Total investment and other income	197	98	80	14	203	197	–44	745	90	177	108	5	167	183	172	902
Total income	2,788	1,491	1,367	1,043	1,133	1,237	123	9,182	2,638	1,558	1,310	1,032	1,123	1,167	413	9,241

Expenditure
– Operating expenses	1,736	1,126	652	669	644	644	155	5,626	1,472	1,025	654	638	616	640	193	5,238
– Addition to loan loss provisions	320	338	241	212	205	678	3	1,998	78	99	–32	92	130	50	–	416
Total expenses	2,056	1,465	893	882	849	1,322	158	7,623	1,550	1,124	622	730	746	690	193	5,654

Result before taxation	732	26	474	162	284	–85	–35	1,558	1,088	435	689	302	377	477	219	3,586
Retail Banking	1,043	–36	494	74	222	–	–	1,796	1,132	328	449	163	275			2,348
Wholesale Banking	–310	62	–20	88	62	–85	–2	–204	–44	106	240	139	102	477	–2	1,018
Corporate Line	–	–	–	–	–	–	–34	–34							221	221
Result before taxation	732	26	474	162	284	–85	–35	1,558	1,088	435	689	302	377	477	219	3,586
Taxation	252	25	170	56	71	–10	–10	553	271	132	233	101	84	48	113	983
Non-controlling interests	–1	–	2	–	35	–	–0	36	–0	–	1		46			47
Net result IFRS-EU	481	2	302	106	178	–74	–25	969	817	303	454	201	246	429	106	2,556
Adjustment of the EU 'IAS 39 carve out'	–338	3	–97	53	–	–	–	–379	–413	–287	–160	10				–850
Net result IFRS-IASB	143	5	205	159	178	–74	–25	591	404	16	294	211	246	429	106	1,707

1) As from 2020 financials of Philippines are reported in Growth Markets while previously Wholesale Banking in Philippines was reported in WB Rest of World; historical figures have been adjusted.